Capital management	12 Months Ended
Dec. 31, 2018
Capital Management [Abstract]
Disclosure of Capital Management [Text Block]
Note 24.	Capital management

Through clear understanding and managing of significant changes in external environment, related industry characteristics, and corporate growth plan, the Company manages its capital structure in a manner to ensure it has sufficient financial resources to fund its working capital needs, capital expenditures, research and development activities, dividend payments and other business requirements associated with its existing operations over the next 12 months.

There were no changes in the Company’s approach to capital management during the year ended December 31, 2018. Neither the Company nor its subsidiaries are subject to externally imposed capital managements.

	January 1, 2017	December 31, 2017	December 31, 2018
	(in thousands)
Total liabilities	$335,083	349,605	394,391
Less: cash and cash equivalents	184,452	138,023	106,437
	$150,631	211,582	287,954
Equity attributable to owners of Himax Technologies, Inc.	$466,720	455,323	446,548